SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation related to options and shares issued to employees and others	$ 109,337	$ 72,330	$ 47,700
Cost of Revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation related to options and shares issued to employees and others	5,854	4,418	2,930
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation related to options and shares issued to employees and others	56,161	39,417	26,227
Sales and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation related to options and shares issued to employees and others	18,458	9,770	6,585
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation related to options and shares issued to employees and others	$ 28,864	$ 18,725	$ 11,958